Business and Basis of Presentation	6 Months Ended
Jun. 30, 2013
Business and Basis of Presentation

(1) Business and Basis of Presentation

Xoom Corporation and its subsidiary (together, “Xoom” or the “Company”) is a pioneer and leader in the digital consumer-to-consumer international money transfer industry. Xoom provides its customers with fast and convenient ways to send money to friends and family in 30 countries using their bank account, credit card, or debit card.

Xoom was incorporated in California in June 2001 and reincorporated in Delaware in November 2012. The Company’s corporate headquarters is located in San Francisco, California.

On February 21, 2013, Xoom completed its initial public offering (“IPO”) whereby 7,273,750 shares of common stock were sold to the public (inclusive of 948,750 shares of common stock sold by the Company pursuant to the full exercise of an overallotment option granted to the underwriters and 1,104,107 shares of common stock sold by selling stockholders) at a price of $16.00 per share. The aggregate net proceeds received by the Company from the offering were $88.4 million, net of underwriting discounts and commissions and offering expenses payable by Xoom. Immediately prior to the closing of the IPO, all shares of the Company’s outstanding convertible preferred stock automatically converted into 21,444,251 shares of common stock.

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”) regarding interim financial reporting. Accordingly, they do not include all of the information and notes required by GAAP for annual financial statements. In the opinion of management, all adjustments consisting of normal and recurring entries considered necessary for a fair presentation of the results for the interim periods presented have been included. All significant intercompany balances and transactions have been eliminated. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect reported amounts in the financial statements and accompanying notes. These estimates are based on information available as of the date of the unaudited condensed consolidated financial statements. Therefore, actual results could differ from those estimates. Interim results are not necessarily indicative of the results for a full year. These unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes included herein. There have been no changes in the significant accounting policies from those that were disclosed in the audited consolidated financial statements for 2012 included in the Prospectus.

Certain items in the prior period’s consolidated financial statements have been reclassified to conform to the current period’s presentation. These reclassifications did not impact any prior amounts of reported total assets, total liabilities, stockholders’ equity or results of operations.